Risk Management - Summary of Criteria used for Chile Other (Detail) - Group [member]	12 Months Ended
Dec. 31, 2019
Stage1 [member]
Disclosure of Credit risk measurement [line items]
Probability of default	20.00%
Stage 2 [member]
Disclosure of Credit risk measurement [line items]
Probability of default	20.00%
Bottom of Range [Member] | Stage 2 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears for significant increase in credit risk	30 days
Top of Range [Member] | Stage1 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears for significant increase in credit risk	29 days
Top of Range [Member] | Stage 2 [member]
Disclosure of Credit risk measurement [line items]
Days of arrears for significant increase in credit risk	89 days